Consolidated Statements of Operations and Comprehensive Loss (Audited) (Parentheticals) - Related Party - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost of revenue	$ 44,376	$ 77,294
Selling, general and administrative expenses	$ 95,995	$ 94,981